UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22260

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Asia Pacific Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Frank J. DiPietro

State Street Bank and Trust Company

  2 Avenue De Lafayette, 4th Floor

Boston, Massachusetts 02111

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

RMR Asia Pacific Real Estate Fund

Portfolio of Investments  –  September 30, 2009 (unaudited)

Company	Shares	Value
Common Stocks – 97.0%
Australia – 14.6%
Diversified – 6.5%
Mirvac Group *	1,050,000	$1,556,200
Stockland *	900,000	3,239,438
		4,795,638
Office – 2.6%
Goodman Group *	3,210,000	1,883,188
Retail – 5.5%
Westfield Group *	330,000	4,046,651
Total Australia (Cost $9,612,804)		10,725,477
Hong Kong – 45.6%
Diversified – 26.1%
Agile Property Holdings, Ltd.	750,000	882,575
China Overseas Land & Investment, Ltd.	1,466,680	3,175,578
China Resources Land, Ltd.	831,000	1,818,538
Henderson Land Development Co., Ltd.	425,000	2,730,950
Hongkong Land Holdings, Ltd.	657,000	2,857,950
Hopson Development Holdings, Ltd.	500,000	869,672
Kerry Properties, Ltd.	285,000	1,540,829
New World Development Co., Ltd.	1,180,000	2,512,242
Shimao Property Holdings, Ltd.	925,000	1,568,313
Shui On Land, Ltd.	618,000	354,849
The Wharf (Holdings), Ltd.	153,000	812,375
		19,123,871
Hospitality – 13.6%
Sun Hung Kai Properties, Ltd.	677,000	9,993,329
Retail – 5.9%
Hang Lung Properties, Ltd.	758,000	2,802,137
The Link REIT *	695,000	1,533,474
		4,335,611
Total Hong Kong (Cost $30,575,536)		33,452,811
Japan – 26.5%
Diversified – 20.0%
Mitsubishi Estate Co., Ltd.	382,500	6,016,710
Mitsui Fudosan Co., Ltd.	318,000	5,381,184
Shoei Co., Ltd.	160	1,285
Sumitomo Realty & Development Co., Ltd.	180,000	3,294,603
		14,693,782
Office – 6.5%
Nippon Building Fund, Inc. *	238	2,123,746
Nomura Real Estate Office Fund, Inc. *	195	1,296,886
Orix REIT, Inc. *	250	1,295,048
		4,715,680
Total Japan (Cost $25,222,739)		19,409,462
Singapore – 10.3%
Diversified – 7.9%
Ascendas Real Estate Investment Trust *	1,103,000	1,511,227
Cambridge Industrial Trust *	3,195,000	1,031,999
CapitaLand, Ltd. *	1,242,000	3,279,906
		5,823,132
Retail – 2.4%
CapitaMall Trust *	1,350,000	1,772,974
Total Singapore (Cost $7,822,539)		7,596,106
Total Common Stocks (Cost $73,233,618)		71,183,856

See notes to portfolio of investments.

Company	Shares	Value
Warrants – 2.5%
India – 2.5%
DLF, Ltd., Macquarie Bank, Ltd., expiring 6/26/12 (a)	94,500	$859,950
Unitech, Ltd., Macquarie Bank, Ltd., expiring 5/29/13 (a)	413,000	920,990
Total Warrants (Cost $1,556,913)		1,780,940
Short-Term Investments – 2.4%
Other Investment Companies – 2.4%
Dreyfus Cash Management Fund, Institutional Shares, 0.22% (b) (Cost $1,793,495)	1,793,495	1,793,495
Total Investments – 101.9% (Cost $76,584,026)(c)		74,758,291
Other assets less liabilities – (1.9)%		(1,386,714)
Net Assets – 100%		$73,371,577

Notes to Portfolio of Investments
*	The company is organized as a real estate investment trust as defined by the laws of its country of domicile.
(a)	As of September 30, 2009, this security had not paid a distribution.
(b)	Rate reflects 7 day yield as of September 30, 2009.
(c)	Although subject to adjustments, the Fund’s investments for U.S. federal income tax purposes, as of September 30, 2009, are as follows:

	Cost	$76,584,026

	Gross unrealized appreciation	$6,155,901

	Gross unrealized depreciation	(7,981,636)

	Net unrealized depreciation	$(1,825,735)

Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The Fund uses a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to prepare these financial statements is summarized below:

•                  Level 1 – quoted prices in active markets for identical investments.

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia
Diversified	$4,795,638	$—	$—	$4,795,638
Office	1,883,188	—	—	1,883,188
Retail	4,046,651	—	—	4,046,651
Total Australia	10,725,477	—	—	10,725,477
Hong Kong
Diversified	19,123,871	—	—	19,123,871
Hospitality	9,993,329	—	—	9,993,329
Retail	4,335,611	—	—	4,335,611
Total Hong Kong	33,452,811	—	—	33,452,811
Japan
Diversified	14,693,782	—	—	14,693,782
Office	4,715,680	—	—	4,715,680
Total Japan	19,409,462	—	—	19,409,462
Singapore
Diversified	5,823,132	—	—	5,823,132
Retail	1,772,974	—	—	1,772,974
Total Singapore	7,596,106	—	—	7,596,106
Total Common Stocks	71,183,856	—	—	71,183,856
Warrants
India	1,780,940	—	—	1,780,940
Total Warrants	1,780,940	—	—	1,780,940
Short-Term Investments
Other Investment Companies	1,793,495	—	—	1,793,495
Total Investments	$74,758,291	$—	$—	$74,758,291

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates significantly from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of these securities at the time the U.S. market closes and the Fund fair values its investment securities. Accordingly, in such circumstances, the Fund reports holdings in its foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value.

There were no investments in securities characterized as Level 3 as of December 31, 2008 or September 30, 2009.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 19, 2009

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 19, 2009